UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

_X__	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of earliest event reported): February 9, 2022

____________________________VERITATE FUNDING LLC(1)__________________________

Name of Securitizer

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001871329

Timothy Isgro, (973) 542-7035

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ X]

___	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor:

____________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

(1) Veritate Funding LLC, as depositor, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period for the Veritate Issuance Trust 2021-1 Asset-Backed Notes, Series 2021-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VERITATE FUNDING LLC (Securitizer)

Date: February 9, 2022

By: /s/ Timothy Isgro

Name: Timothy Isgro

Title:   President (senior officer in charge of securitization)